Promissory Note	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Promissory Note

NOTE 9 – Promissory Note

Note payable consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Principal amount	$3,885	$3,885
Less: Unamortized original issue discount	399	834
Unamortized debt issuance cost	7	14
	3,479	3,037
Add: Accrued interest payable	216	16
Accrued monitoring fee	408	-
	$4,103	$3,053

On December 15, 2023, we entered into a note purchase agreement with Streeterville Capital, LLC (the “Lender”), pursuant to which we agreed to issue and sell to the Lender an unsecured promissory note (the “Note”) in an aggregate initial principal amount of $3,885 thousand, which is payable on or before the date that is 12 months from the issuance date. The initial principal amount includes an original issue discount of $870 thousand and $15 thousand that we agreed to pay to the Lender to cover the Lender’s legal fees, accounting costs, due diligence, monitoring and other transaction costs. The net proceeds of the Note is $3,000 thousand.

Interest on the Note accrues at a rate of 10% per annum and is payable on the maturity date.

A monitoring fee of 10% of the outstanding balance will be charged on the sixth (6th) month from the issuance date of the Note to cover Lender’s accounting, legal and other costs incurred in monitoring the Note based on the then-current outstanding balance of the Note. The foregoing fee shall automatically be added to the outstanding balance on the applicable date without any further action by either party.

The Lender shall have the right to redeem up to an aggregate of 1/6th of the initial principal balance of the Note plus any interest accrued thereunder each month by providing written notice delivered to us; provided, however, that if the Lender does not exercise any monthly redemption amount in its corresponding month then such monthly redemption amount shall be available for the Lender to redeem in any further month in addition to such future month’s monthly redemption amount.

Upon receipt of any monthly redemption notice, we shall pay the applicable monthly redemption amount in cash to the Lender within five (5) business days of the Company’s receipt of such monthly redemption notice.

The Note includes customary event of default provisions, subject to certain cure periods, and provides for a default interest rate of 22%. Upon the occurrence of an event of default, interest would accrue on the outstanding balance beginning on the date the applicable event of default occurred at an interest rate equal to the lesser of twenty-two percent (22%) or the maximum rate permitted under applicable law.

As of August 10, 2024, there is an aggregate outstanding principal and interest balance of approximately $4,554 thousand underlying the December 2023 Note.

Interest expense recognized on the condensed consolidated statement of operations and comprehensive loss were approximately $322 thousand, $642 thousand, and $0 thousand for the three months ended June 30, 2024 (Successor), for the six months ended June 30, 2024 (Successor), and the period from March 15, 2023 to June 30, 2023 (Successor), respectively.

NOTE 10 – Promissory Note

Note payable as of December 31, 2023, consisted of the following:

(In thousands)
Principal amount		$3,885
Less:	Unamortized original issue discount	834
	Unamortized debt issuance cost	14
		$3,037
Add:	Accrued interest payable	16
		$3,053

On December 15, 2023, we entered into a note purchase agreement with Streeterville Capital, LLC (the “Lender”), pursuant to which we agreed to issue and sell to the Lender an unsecured promissory note (the “Note”) in an aggregate initial principal amount of $3,885 thousand, which is payable on or before the date that is 12 months from the issuance date. The initial principal amount includes an original issue discount of $870 thousand and $15 thousand that we agreed to pay to the Lender to cover the Lender’s legal fees, accounting costs, due diligence, monitoring and other transaction costs. The net proceeds of the Note is $3,000 thousand.

Interest on the Note accrues at a rate of 10% per annum and is payable on the maturity date.

A monitoring fee of 10% of the outstanding balance will be charged starting six (6) months from the issuance of the Note to cover Lender’s accounting, legal and other costs incurred in monitoring. The foregoing fee shall automatically be added to the outstanding balance on the applicable date without any further action by either party.

The Lender shall have the right to redeem up to an aggregate of 1/6th of the initial principal balance of the Note plus any interest accrued thereunder each month by providing written notice delivered to us; provided, however, that if the Lender does not exercise any monthly redemption amount in its corresponding month then such monthly redemption amount shall be available for the Lender to redeem in any further month in addition to such future month’s monthly redemption amount.

Upon receipt of any monthly redemption notice, we shall pay the applicable monthly redemption amount in cash to the Lender within five (5) business days of the Company’s receipt of such monthly redemption notice.

The Note includes customary event of default provisions, subject to certain cure periods, and provides for a default interest rate of 22%. Upon the occurrence of an event of default, interest would accrue on the outstanding balance beginning on the date the applicable event of default occurred at an interest rate equal to the lesser of twenty-two percent (22%) or the maximum rate permitted under applicable law.

As of May 15, 2024, there is an aggregate outstanding principal and interest balance of approximately $4,050 thousand underlying the December 2023 Note.

During the period from March 15, 2023, to December 31, 2023, interest expense recognized on the consolidated statement of operations and comprehensive loss is approximately $53 thousand.